14. INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current
Federal	$ 1,093,000
Federal AMT		57,000
State	354,000
Total Expense	1,447,000	57,000
Deferred
Federal
State
Total Deferred Taxes
Net Expense for Income Taxes	$ 1,447,000	$ 57,000